Total Capital and Net Income Per Unit - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	May 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from continuous offering program			$ 4,924,000
Offering costs from unit issued	400,000		400,000
Issuance of new common units, maximum aggregate amount				100,000,000
Partners' Capital Account, Units, Sale of Units			124,071
General Partner's proportionate contribution			2.00%
Commissions on issue of stock			100,000
Capital contribution	$ 100,000		$ 100,000
Units held by public	63.90%		63.90%
Exceeded cash distributions per unit	0.4625	0.4625	0.4625